Related Party Transactions - Balances with Related Parties (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties, current		¥ 20,451	$ 2,946	¥ 1,645
Amounts due from related parties, non-current		809	117	0
Amounts due to related parties		16,630	2,395	23,444
Ping An Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]	14,120	2,034	0
Amounts due from related parties, non-current	[1]	809	117	0
Amounts due to related parties		1,312	189	0
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]	6,331	912	1,645
Amounts due to related parties	[3]	15,158	2,183	23,444
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 160	$ 23	¥ 0

[1]	Receivable from Ping An Group consists of interest receivable from cash and cash equivalents and short-term investments held at Ping An Group and deposit in relation to the operating lease agreement and others. As of December 31, 2016, the Group had cash and cash equivalents and short-term investments of RMB541,218 (US$77,952) at Ping An Group.
[2]	The amount represents unsettled portion of fulfilment cost paid by the Group to dealers on behalf of Mango JV and commission fee receivable for facilitating the sale of Mango JV's vehicles through the Autohome Mall platform.
[3]	The outstanding payable to Mango JV represents proceeds from vehicle sales on the Autohome Mall platform collected by the Group on behalf of Mango JV.